ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Company's subsidiary, its VIE and VIE's major significant subsidiaries and kindergartens

As of December 31, 2022, details of the GEHI’s major subsidiaries included in the combined carve-out financial statements were as follows:

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Major subsidiaries:
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre Alexandra Pte Ltd	November 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Bukit Batok Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Sengkang Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ S540 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse Childcare & Development Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Allegiance (Edu) Ptd Ltd	April 1, 2020	Singapore	85%	Kindergarten services
Little Greenhouse @ S553 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services